ACCOUNTING PRINCIPLES - Impact of climate change and the transition to a low carbon economy (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Feb. 17, 2023
Forecast
Disclosure of changes in accounting estimates [line items]
European commission approved grant		€ 460
Global
Disclosure of changes in accounting estimates [line items]
Percentage of targeted reduction in CO2 emissions	25.00%
Total Europe
Disclosure of changes in accounting estimates [line items]
Percentage of targeted reduction in CO2 emissions	35.00%